LEASES - Schedule Of Maturities Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Year ending December 31, 2024	$ 20,502
Year ending December 31, 2025	13,130
Year ending December 31, 2026	11,058
Year ending December 31, 2027	5,675
Year ending December 31, 2028	5,365
Over year ending December 31, 2028	65,681
Total future minimum lease payments	121,411
Less: amounts representing interest	(47,868)
Present value of future minimum lease payments	73,543
Present value of future minimum lease payments current portion	(19,685)	$ (12,761)
Present value of future minimum lease payments non-current portion	53,858	55,832
Year ending December 31, 2024	37,387
Year ending December 31, 2025	37,387
Year ending December 31, 2026	37,387
Year ending December 31, 2027	37,387
Year ending December 31, 2028	37,387
Over year ending December 31, 2028	169,345
Total future minimum lease payments	356,280
Less: amounts representing interest	(133,499)
Present value of future minimum lease payments	222,781
Present value of future minimum lease payments current portion	(35,307)	(34,959)
Present value of future minimum lease payments non-current portion	$ 187,474	$ 198,291